Convertible Loans Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible Loans Payable

Note 10. Convertible Loans Payable

As of March 31, 2022 and December 31, 2021, the balance of convertible loans payable net of discount was $39,999 and $176,703, respectively.

During the year ended December 31, 2021, the Company issued two convertible loans in the aggregate amount of $404,000. The notes bear interest at 8% per annum and all mature within one year. On October 21, 2021, the Maturity Date of the $304,000 loan was extended from March 25, 2022 to April 21, 2022. The embedded beneficial conversion features in the notes meet the definition of a derivative and requires bifurcation and liability classification, at fair value. The fair value of the derivative liability as of the date of issuance was $746,672 and was recorded as a discount of the notes.

Amount
Balance of convertible loan payables, net of discounts on December 31, 2020	$149,241
Issuances of debt	404,000
Settlement of debt	(95,500)
Amortization of debt discount	402,125
Debt discount	(406,500)
Deferred financing costs	(6,663)
Conversions	(270,000)
Balance of convertible loan payables, net of discounts on December 31, 2021	$176,703
Amortization of debt discount	63,296
Settlement of debt	(150,000)
Conversions	(50,000)
Balance of convertible loan payables, net of discounts on March 31, 2022 (Unaudited)	$39,999

Derivative Liability

The Company issued debts that consist of the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable could exceed the Company’s authorized share limit, the equity environment is tainted, and all additional convertible debentures and warrants are included in the value of the derivative liabilities. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion options and warrants and shares to be issued were recorded as derivative liabilities on the issuance date and revalued at each reporting period.

Based on the various convertible notes described above, the fair value of applicable derivative liabilities on notes and change in fair value of derivative liability are as follows as of March 31, 2022 and December 31, 2021:

Total
Balance of derivative liability as of December 31, 2020	$310,641
Change due to issuances	746,672
Change due to exercise / redemptions	(1,972,419)
Change in fair value	1,269,266
Balance of derivative liability as of December 31, 2021	$354,160
Change due to issuances	—
Change due to exercise / redemptions	(110,507)
Change in fair value	(243,653)
Balance of derivative liability as of March 31, 2022 (Unaudited)	$—

A summary of quantitative information with respect to valuation methodology and significant unobservable inputs used for the Company’s derivative liabilities that are categorized within Level 3 of the fair value hierarchy for the periods ended March 31, 2022 and December 31, 2021 is as follows:

	March 31, 2022	December 31, 2021
(Unaudited)
Stock price	$0.19 - 0.20	$0.16 – 0.45
Exercise price	$0.09 0.11	$0.03 – 0.20
Contractual term (in years)	0.64 – 0.68	0.27 – 1
Volatility (annual)	1,313% – 1,368%	149% – 2,095%
Risk-free rate	0.51% – 0.78%	0.04% – 0.39%

The foregoing assumptions are reviewed quarterly and are subject to change based primarily on management’s assessment of the probability of the events described occurring. Accordingly, changes to these assessments could materially affect the valuations.

Financial Liabilities Measured at Fair Value on a Recurring Basis

Financial liabilities measured at fair value on a recurring basis are summarized below and disclosed on the balance sheet under Derivative liability – warrants and derivative liabilities:

Fair Value measured at March 31, 2022 (Unaudited)
	Quoted prices in	Significant other	Significant	Fair value at
	active markets	observable inputs	unobservable inputs	March 31,
	(Level 1)	(Level 2)	(Level 3)	2022
Derivative liability	$—	$—	$—	$—
Total	$—	$—	$—	$—

	Fair value measured at December 31, 2021
	Quoted prices in	Significant other	Significant	Fair value at
	active markets	observable inputs	unobservable inputs	December 31
	(Level 1)	(Level 2)	(Level 3)	2021
Derivative liability	$—	$—	$354,160	$354,160
Total	$—	$—	$354,160	$354,160

There were no transfers between Level 1, 2 or 3 during the three months ended March 31, 2022 and 2021.

During the three months ended March 31, 2022 and 2021, the Company recorded gains of $243,653 and $310,348, respectively, from the change in fair value of derivative liability.

Note 11. Convertible Loans Payable

As of December 31, 2021 and 2020, the Company had loans payable balances, net of discount, of $176,703 and $149,241, respectively.

During the year ended December 31, 2020, the Company issued convertible loans in the aggregate principal amount of $468,500. The aggregate purchase price of the notes was $443,500 and the remaining $25,000 of principal represents the original issue discount. The notes bear interest between 0% and 8% per annum and all mature within one year. The embedded beneficial conversion feature in the notes meet the definition of a derivative and requires bifurcation and liability classification, at fair value. The fair value of the derivative liability as of the date of issuance was $1,609,895 and was recorded as a discount of the notes.

The convertible loans were issued in several different forms as discussed below.

During the year ended December 31, 2021, the Company issued two convertible loans in the aggregate amount of $404,000. The notes bear interest at 8% per annum and all mature within one year. On October 21, 2021, the Maturity Date of the $304,000 loan was extended from March 25, 2022 to April 21, 2022. The embedded beneficial conversion features in the notes meet the definition of a derivative and requires bifurcation and liability classification, at fair value. The fair value of the derivative liability as of the date of issuance was $746,672 and was recorded as a discount of the notes.

Amount
Balance of notes payable, net on December 31, 2019	$243,923
Issuances of debt	468,500
Cash settlement of debt	(66,000)
Conversions	(571,000)
Debt discount	(440,426)
Amortization of debt discount	514,244
Balance of notes payable, net on December 31, 2020	$149,241
Issuances of debt	404,000
Cash settlement of debt	(95,500)
Conversions	(270,000)
Debt discount	(406,500)
Deferred financing costs	(6,663)
Amortization of debt discount	402,125
Balance of notes payable, net on December 31, 2021	$176,703

Derivative Liabilities

The Company issued debts that consist of the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable could exceed the Company’s authorized share limit, the equity environment is tainted, and all additional convertible debentures and warrants are included in the value of the derivative liabilities. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion options and warrants and shares to be issued were recorded as derivative liabilities on the issuance date and revalued at each reporting period.

Based on the various convertible notes described above, the fair value of applicable derivative liabilities on notes and change in fair value of derivative liability are as follows as of December 31, 2021 and 2020:

Total
Balance as of December 31, 2019	$413,795
Change Due to Issuances	1,609,895
Change due to exercise / redemptions	(455,576)
Change in fair value	(1,257,473)
Balance as of December 31, 2020	$310,641
Change Due to Issuances	746,672
Change due to exercise / redemptions	(1,972,419)
Change in fair value	1,269,266
Balance as of December 31, 2021	$354,160

A summary of quantitative information with respect to valuation methodology and significant unobservable inputs used for the Company’s common stock purchase that are categorized within Level 3 of the fair value hierarchy for the years ended December 31, 2021 and 2020 is as follows:

	December 31, 2021	December 31, 2020
Stock price	$0.16 – 0.45	$0.07 – 1.20
Exercise price	$0.03 - 0.20	$0.04 – 0.20
Contractual term (in years)	0.27 - 1	0.01 – 1
Volatility (annual)	149% – 2,095%	125% – 424%
Risk-free rate	0.04% - 0.39%	0.08% – 1.46%

The foregoing assumptions are reviewed quarterly and are subject to change based primarily on management’s assessment of the probability of the events described occurring. Accordingly, changes to these assessments could materially affect the valuations.

Financial Liabilities Measured at Fair Value on a Recurring Basis

Financial liabilities measured at fair value on a recurring basis are summarized below and disclosed on the balance sheet under Derivative liability and derivative liabilities:

	Fair Value measured at December 31, 2021
	Quoted	Significant
	prices in	other	Significant
	active markets	observable inputs	unobservable inputs	Fair value at December 31,
	(Level 1)	(Level 2)	(Level 3)	2021
Derivative liability	$—	$—	$354,160	$354,160
Total	$—	$—	$354,160	$354,160

	Fair value measured at December 31, 2020
	Quoted	Significant
	prices in	other	Significant
	active markets	observable inputs	unobservable inputs	Fair value December 31,
	(Level 1)	(Level 2)	(Level 3)	2020
Derivative liability	$—	$—	$310,641	$310,641
Total	$—	$—	$310,641	$310,641

The fair value accounting standards define fair value as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is determined based upon assumptions that market participants would use in pricing an asset or liability. Fair value measurements are rated on a three-tier hierarchy as follows:

•	Level 1 inputs: Quoted prices (unadjusted) for identical assets or liabilities in active markets;
•	Level 2 inputs: Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly; and
•	Level 3 inputs: Unobservable inputs for which there is little or no market data, which require the reporting entity to develop its own assumptions.

There were no transfers between Level 1, 2 or 3 during the years ended December 31, 2021 and 2020.

During the years ended December 31, 2021 and 2020, the Company recorded a loss of $1,269,266 and a gain of $1,257,473, respectively, from the change in fair value of derivative liability.